RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Summary of transactions with major related parties

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2023:

Name of related parties	Relationship with the Group
JD, its subsidiaries and affiliated entities (“JD Group”)(1)	Controlling Shareholder of the Company
Walmart, its subsidiaries and affiliates (“Walmart Group”)	Shareholder of the Company

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenues
Services to JD Group(1)	951,328	1,900,540	2,576,662
Services to Walmart Group(2)	1,387,685	2,027,548	2,161,444
Operating expenses
Operational support services from JD Group(1)	265,635	664,612	642,910
Purchases from JD Group	44,889	39,439	10,908

	As of December 31,
	2022	2023
	RMB	RMB
Current assets:
Amount due from JD Group	507,107	763,106
Amount due from Walmart Group	553,880	523,974
Total	1,060,987	1,287,080
Current liabilities:
Amount due to JD Group(1)	92,119	133,018
Amount due to Walmart Group(2)	54,884	57,021
Total	147,003	190,039